SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

18.  SEGMENTED INFORMATION

The Company operates in one business segment which is focusing on developing technologies as described in Note 1 in the USA and UK.

The Company's revenues were generated from operations in the USA and UK with no concentration of customers. All the long-lived assets are located in the U.S. and UK as of November 30, 2021 and 2020. The following table summarizes the revenue and long-lived assets by geographical location:

	Canada	USA	UK	Total

For the year ended November 30, 2021
Revenues	$-	$79,795	$104,601	$184,396
Gross Profit	-	27,703	53,584	81,287

For the year ended November 30, 2020
Revenues	$-	$70,931	$-	$70,931
Gross Profit	-	39,615	-	39,615

For the year ended November 30, 2019
Revenues	$-	$28,257	$-	$28,257
Gross Profit	-	16,366	-	16,366

Geographical information relating to the Company's non-current assets (other than financial instruments) is as follows:

	Canada	USA	UK	Total
For the year ended November 30, 2021
Equipment	$-	$147,395	$146,793	$294,188
Right of use asset	-	72,734	-	72,734
Intangible assets	-	-	549,679	549,679

For the year ended November 30, 2020
Equipment	$-	$66,818	$-	$66,818
Right of use asset	-	114,648	-	114,648